NUVEEN NATIONAL                                                           NUVEEN
INSURED UNIT TRUST 333                                                       903


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: November 27, 1996
ESTIMATED CURRENT RETURN:
5.07 - 5.28%
ESTIMATED LONG-TERM RETURN:
5.13 - 5.40%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $7,500,000 in 75,000 units
Average Life    28.3 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.94 to $96.98 depending on the purchase amount
Cusip           6710A5 402 monthly payment plan
Numbers         6710A5 410 quarterly payment plan
                6710A5 428 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

California             10.9  %          Colorado               10.0  %          Illinois               18.6  %
Indiana                10.9             Louisiana              10.6             New Hampshire           7.2
Rhode Island           10.6             Texas                  10.6             Wisconsin              10.6

MATURITY DATES (Descrtiption of Chart)
2020-22                                            24.0%
2023-25                                            39.3%
2026+                                              36.7%

The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 11/26/96*
  (Descrition of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.07%
     Tax Equivalent Yield                          7.92%

Treasury Bonds
     Yield                                         6.42%
     Tax Equivalent Yield                          6.76%

Corporate Bonds
     Yield                   7.13%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 11/25/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 11/25/96. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NATIONAL INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   750,000  County of Madera, California, Certificates of Participation (Valley                      AAA   Aaa
              Children's Hospital Project), Series 1995, 5.75% Due 3/15/28. (Original
              issue discount bonds delivered on or about August 2, 1995 at a price of
              92.415% of principal amount.)                                               2005 at 102
     700,000  City and County of Denver, Colorado, Airport System Revenue Bonds, Series                AAA   Aaa
              1995A, 5.70% Due 11/15/25.                                                  2005 at 102
     600,000  Chicago Park District, Illinois, General Obligation Unlimited Tax Park                   AAA   Aaa
              Bonds, Series 1996 (Personal Property Replacement Tax Alternative Revenue
              Source), 5.60% Due 1/1/21.                                                  2007 at 101
     310,000  Metropolitan Pier and Exposition Authority (Illinois), McCormick Place                   AAA   Aaa
              Expansion Project Bonds, Series 1994B, 0.00% Due 6/15/22. (Original issue discount bonds delivered on or about June 23, 1994 at a price of 15.821% of
              principal amount.)                                                          No Optional
                                                                                              Call
     750,000  City of Springfield, Sangamon County, Illinois, General Obligation Bonds,                AAA   Aaa
              Series 1996C, 5.375% Due 12/1/21.                                           2006 at 102
     750,000  Indiana Educational Facilities Authority, Educational Facilities Revenue                 AAA   Aaa
              Bonds, Series 1996 (Butler University Project), 5.75% Due 1/1/26.           2006 at 101
     750,000  Ernest N. Morial-New Orleans (Louisiana), Exhibition Hall Authority,                     AAA   Aaa
              Special Tax Bonds, Series 1996-C, 5.60% Due 7/15/25.                        2006 at 101
     500,000  New Hampshire Higher Educational and Health Facilities Authority, Revenue                AAA   Aaa
              Bonds, Saint Anselm College Issue, Series 1996, 5.75% Due 7/1/26.           2006 at 102
     750,000  Rhode Island Health and Educational Building Corporation, Higher Education               AAA   Aaa
              Facility Revenue Bonds, Rhode Island School of Design Issue, Series 1996,
              5.625% Due 6/1/26. (Original issue discount bonds delivered on or about
              August 20, 1996 at a price of 93.763% of principal amount.)                 2006 at 102
     750,000  City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds,                 AAA   Aaa
              Series 1996B, 5.625% Due 11/15/25.                                          2006 at 100
     140,000  Wisconsin Center District, Senior Dedicated Tax Revenue Bonds, Series                    AAA   Aaa
              1996A, 0.00% Due 12/15/22. (Original issue discount bonds delivered on or
              about February 1, 1996 at a price of 21.515% of principal amount.)          No Optional
                                                                                              Call
     750,000  Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series              AAA   Aaa
              1996 (Gundersen Clinic, Ltd. and Lutheran Hospital-La Crosse, Inc.), 5.625%
              Due 12/1/25. (Original issue discount bonds delivered on or about October
              1, 1996 at a price of 93.553% of principal amount.)                         2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 7,500,000  TOTAL          12 BONDS FROM 9 STATES.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 11/26/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.94     4.90 %      5.07%   5.13%   5.10%   5.17%   5.12%   5.19 %
 500 / $50,000               99.78     4.75        5.08    5.14    5.11    5.18    5.13    5.20
 1,000 / $100,000            99.52     4.50        5.09    5.16    5.13    5.20    5.15    5.22
 2,500 / $250,000            99.26     4.25        5.11    5.18    5.14    5.22    5.16    5.24
 5,000 / $500,000            98.49     3.50        5.15    5.23    5.18    5.27    5.20    5.29
 10,000 / $1,000,000         97.98     3.00        5.17    5.27    5.21    5.31    5.23    5.33
 25,000 / $2,500,000         97.48     2.50        5.20    5.31    5.23    5.35    5.25    5.36
 50,000 / $5,000,000         96.98     2.00        5.23    5.34    5.26    5.38    5.28    5.40

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.07  % 7.04%   7.35%   7.92%   8.39%
         5.08    7.06    7.36    7.94    8.41
         5.09    7.07    7.38    7.95    8.43
         5.11    7.10    7.41    7.98    8.46
         5.15    7.15    7.46    8.05    8.53
         5.17    7.18    7.49    8.08    8.56
         5.20    7.22    7.54    8.13    8.61
         5.23    7.26    7.58    8.17    8.66

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 01/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 1/15/97   $   .4787
 Monthly plan            2/15/97       .4224   $ 5.0697
 Quarterly plan          2/15/97       .4251
                         5/15/97      1.2753     5.1017
 Semi-annual plan        5/15/97      1.7064
                        11/15/97      2.5596     5.1207
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.02 =  99.980
 investment       offering price     # of units
 (as of           and accrued        purchased
 11/26/96)        interest
 99.980       X   $5.0697        =   $506.87
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN PENNSYLVANIA                                                       NUVEEN
INSURED UNIT TRUST 219                                                       903


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: November 27, 1996
ESTIMATED CURRENT RETURN:
4.97 - 5.17%
ESTIMATED LONG-TERM RETURN:
5.02 - 5.29%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.2 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.75 to $96.80 depending on the purchase amount
Cusip           6706H8 795 monthly payment plan
Numbers         6706H8 803 quarterly payment plan
                6706H8 811 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Pennsylvania

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2018-19                                            28.6%
2020-21                                             5.7%
2022-23                                            22.9%
2024-25                                            14.3%
2026+                                              28.5%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 11/26/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.97%
     Tax Equivalent Yield                          8.02%

Treasury Bonds
     Yield                                         6.42%
     Tax Equivalent Yield                          6.60%

Corporate Bonds

     Yield                   7.13%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 11/25/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 11/25/96. ASSUMES 38.0% FEDERAL AND STATE INCOME TAX RATE AND A 2.8% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS PENNSYLVANIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, State  2005 at 100  AAA   Aaa
              System of Higher Education, Series M, 5.625% Due 6/15/19.
     500,000  Allegheny County Hospital Development Authority (Pennsylvania), Health      2005 at 102  AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.
     500,000  Allegheny County Hospital Development Authority (Pennsylvania), Hospital    2006 at 102  AAA   Aaa
              Revenue Bonds, Series of 1996 (Children's Hospital of Pittsburgh), 5.30%
              Due 7/1/26. (Original issue discount bonds will be delivered on or about
              December 11, 1996 at a price of 94.311% of principal amount.)(When issued.)
     500,000  Luzerne County Flood Protection Authority (Pennsylvania), Guaranteed Flood  2006 at 100  AAA   Aaa
              Protection Bonds, Series of 1996, 5.65% Due 7/15/26. (General Obligation
              Bonds.)
     500,000  City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,     2005 at 102  AAA   Aaa
              Series 1995, 5.60% Due 8/1/18.
     500,000  Pittsburgh (Pennsylvania), Water and Sewer Authority, Water and Sewer       2005 at 100  AAA   Aaa
              System First Lien Revenue Bonds, Series A of 1995, 5.60% Due 9/1/22.
     200,000  Municipal Authority of Westmoreland County (Westmoreland County,            No Optional  AAA   Aaa
              Pennsylvania), Municipal Service Revenue Bonds, Series C of 1993, 0.00% Due      Call
              8/15/20. (Original issue discount bonds delivered on or about November 9,
              1993 at a price of 21.928% of principal amount.)(Escrow Secured.)
     300,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General      2005 at 101  AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds           1/2
              delivered on or about May 4, 1995 at a price of 93.916% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM PENNSYLVANIA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 11/26/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.75     4.90 %      4.97%   5.02%   5.00%   5.05%   5.02%   5.07 %
 500 / $50,000               99.59     4.75        4.98    5.03    5.01    5.06    5.03    5.08
 1,000 / $100,000            99.33     4.50        4.99    5.05    5.02    5.08    5.04    5.10
 2,500 / $250,000            99.07     4.25        5.00    5.07    5.03    5.10    5.05    5.12
 5,000 / $500,000            98.30     3.50        5.04    5.13    5.07    5.15    5.09    5.17
 10,000 / $1,000,000         97.79     3.00        5.07    5.16    5.10    5.19    5.12    5.21
 25,000 / $2,500,000         97.29     2.50        5.09    5.20    5.13    5.23    5.15    5.25
 50,000 / $5,000,000         96.80     2.00        5.12    5.23    5.15    5.26    5.17    5.29

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      30.0%   33.0%   38.0%      41.5%
         4.97  % 7.10%   7.42%   8.02%      8.50 %
         4.98    7.11    7.43    8.03       8.51
         4.99    7.13    7.45    8.05       8.53
         5.00    7.14    7.46    8.06       8.55
         5.04    7.20    7.52    8.13       8.62
         5.07    7.24    7.57    8.18       8.67
         5.09    7.27    7.60    8.21       8.70
         5.12    7.31    7.64    8.26       8.75

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 01/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 1/15/97   $   .4678
 Monthly plan            2/15/97       .4128   $ 4.9549
 Quarterly plan          2/15/97       .4155
                         5/15/97      1.2465     4.9869
 Semi-annual plan        5/15/97      1.6680
                        11/15/97      2.5020     5.0059
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.83 =   100.170
 investment       offering price     # of units
 (as of           and accrued        purchased
 11/26/96)        interest
 100.170      X   $4.9549        =   $496.33
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)